COLONIAL HIGH YIELD SECURITIES FUND
                         COLONIAL INCOME FUND
                    COLONIAL STRATEGIC INCOME FUND
                   COLONIAL TAX-MANAGED GROWTH FUND
                       COLONIAL GOVERNMENT MONEY
                              MARKET FUND
                      COLONIAL INTERMEDIATE U.S.
                            GOVERNMENT FUND
                     COLONIAL SHORT DURATION U.S.
                            GOVERNMENT FUND
                    COLONIAL NEWPORT TIGER CUB FUND
                      NEWPORT GREATER CHINA FUND
                   NEWPORT JAPAN OPPORTUNITIES FUND
                      COLONIAL SELECT VALUE FUND
                           THE COLONIAL FUND
                   COLONIAL FEDERAL SECURITIES FUND
                      COLONIAL GLOBAL EQUITY FUND
                 COLONIAL INTERNATIONAL HORIZONS FUND
                   COLONIAL STRATEGIC BALANCED FUND
                    COLONIAL GLOBAL UTILITIES FUND
                        COLONIAL UTILITIES FUND
                        COLONIAL INTERNATIONAL
                            FUND FOR GROWTH
                       COLONIAL U.S. STOCK FUND
                     COLONIAL SMALL CAP VALUE FUND
                      COLONIAL NEWPORT TIGER FUND

                      Supplement to Prospectuses

During the period January 2, 1998 through April 15, 1998 (Sales Period), unless extended by Liberty Financial Investments, Inc. (Distributor), the Distributor will pay to A.G. Edwards & Sons, Inc. (A.G. Edwards) additional commissions on sales of Class A and Class B shares of the Funds listed above for investment in accounts in any Colonial self-directed or prototype IRA, SEP IRA, SARSEP, Roth IRA and SIMPLE IRA. The Distributor will pay to A.G. Edwards 100% of the applicable Class A sales charge and an additional commission equal to 0.50% of the net asset value of Class B shares sold during the Sales Period for investment in the retirement accounts referenced above.


IR-43/698E-0198                                       January 15, 1998


October 27, 1997; Revised March 1, 1998                          SF-01/834E-0298


COLONIAL U.S. STOCK FUND


PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial U.S. Stock Fund (Fund), a diversified portfolio of Colonial Trust VI (Trust), an open-end management investment company, seeks long-term growth and income.

The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the October 27, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                               Page
Summary of Expenses                                      2
The Fund's Financial History                             3
The Fund's Investment Objective                          5
How the Fund Pursues its Objective and
  Certain Risk Factors                                   5
How the Fund Measures its Performance                    7
How the Fund is Managed                                  7
How the Fund Values its Shares                           8
Distributions and Taxes                                  8
How to Buy Shares                                        9
How to Sell Shares                                      11
How to Exchange Shares                                  11
Telephone Transactions                                  12
12b-1 Plan                                              13
Organization and History                                13


----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and annual expenses for an investment in the Class A, Class B and Class C shares of the Fund. See "How the Fund is Managed" and "12b-1 Plan" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)
                                                                                  Class A     Class B    Class C

Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)(3)  5.75%       0.00%(4)   0.00%(4)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)            1.00%(5)    5.00%      1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3)  Does not apply to reinvested distributions.

(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

Annual Operating Expenses (as a % of average net assets)
                                                     Class A  Class B  Class C

Management fee                                       0.80%    0.80%    0.80%
12b-1 fees                                           0.25     1.00     1.00
Other expenses                                       0.40     0.40     0.40
                                                     ----     ----     ----
Total operating expenses                             1.45%    2.20%    2.20%
                                                     ====     ====     ====

Total expenses, excluding brokerage, interest, taxes, 12b-1 distribution and service fees and extraordinary expenses, are, until further notice, voluntarily limited by the Adviser to 1.25% of average net assets.

Example
The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in each of the Class A, Class B and Class C shares of the Fund for the periods specified, assuming a 5% annual return, and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

               Class A                   Class B                   Class C
Period:                            (6)            (7)           (6)          (7)
1 year           $ 71            $ 72           $ 22          $ 32          $22
3 years           101              99             69            69(9)        69
5 years           132             138            118           118          118
10 years          221             234(8)         234(8)        253          253

(6)  Assumes redemption at period end.
(7)  Assumes no redemption.
(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(9) Class C shares do not incur a contingent deferred sale charge on redemptions made after one year.

THE FUND'S FINANCIAL HISTORY (a)
The following financial highlights for a share outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1997 Annual Report and is incorporated by reference into the Statement of Additional Information. The following data reflects, in part, performance of the Fund while its portfolio was being managed by a former sub-adviser, using different investment policies than are now in effect, whose services were terminated on November 15, 1996. The results shown do not necessarily represent the results that would have been achieved under the Fund's current investment approach.

                                                                                     Class A
                                                ------------------------------------------------------------------------------------
                                                                                Year ended June 30
                                                ------------------------------------------------------------------------------------
                                                  1997                1996                1995             1994           1993(g)
                                                  ----                ----                ----             ----           -------
Net asset value - Beginning of period              $14.470             $13.260             $11.460         $11.820        $10.000
                                                   -------             -------             -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                            0.099               0.121               0.165           0.142          0.103(e)
Net realized and unrealized gain (loss)(a)           4.314               2.292               2.530          (0.119)         1.784
                                                     -----               -----               -----          ------          -----
    Total from Investment Operations                 4.413               2.413               2.695           0.023          1.887
                                                     -----               -----               -----           -----          -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.072)             (0.118)             (0.160)         (0.138)        (0.067)
In excess of net investment income                  (0.011)                 --                  --              --             --
From net realized gains                             (1.250)             (1.085)             (0.735)         (0.245)            --
                                                    ------              ------              ------          ------
   Total Distributions Declared
      to Shareholders                               (1.333)             (1.203)             (0.895)         (0.383)        (0.067)
                                                    ------              ------              ------          ------         ------
Net asset value - End of period                    $17.550             $14.470             $13.260         $11.460        $11.820
                                                   -------             -------             -------         -------        -------
Total return(b)                                     32.13%              18.85%              24.84%           0.05%         18.90%(f)
                                                    -----               -----               -----            ----          -----
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.45%(c)            1.45%(c)            1.46%           1.49%          1.50%
Fees waived by the Adviser                             --                  --                  --              --           0.01%
Net investment income                                0.65%(c)            0.87%(c)            1.37%           1.19%          0.93%
Portfolio turnover                                     83%                 89%                 84%            117%            98%
Average commission rate (d)                        $0.0370             $0.0461                 --              --             --
Net assets at end of period (000)                 $215,680            $168,554            $124,171         $97,180        $44,009

---------------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.
(e) Net of fees and expenses waived or borne by the Adviser which amounted to $0.001.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  The Fund commenced investment operations on July 1, 1992.

THE FUND'S FINANCIAL HISTORY (CONT'D)(a)

                                                                                      Class B
                                                ------------------------------------------------------------------------------------
                                                                                  Year ended June 30
                                                ------------------------------------------------------------------------------------
                                                     1997               1996              1995            1994           1993
                                                     ----               ----              ----            ----           ----
Net asset value - Beginning of period                  $14.360           $13.180           $11.400         $11.770       $10.000
                                                       -------           -------           -------         -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                               (0.015)            0.017             0.075           0.053         0.020(d)
Net realized and unrealized gain (loss) (a)              4.275             2.265             2.513          (0.122)        1.763
                                                         -----             -----             -----          ------         -----
    Total from Investment Operations                     4.260             2.282             2.588          (0.069)        1.783
                                                         -----             -----             -----          ------         -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 ---            (0.017)           (0.073)         (0.056)       (0.013)
From net realized gains                                 (1.250)           (1.085)           (0.735)         (0.245)          ---
                                                        ------            ------            ------          ------         -----
   Total Distributions Declared
      to Shareholders                                   (1.250)           (1.102)           (0.808)         (0.301)       (0.013)
                                                        ------            ------            ------          ------        ------
Net asset value - End of period                        $17.370           $14.360           $13.180         $11.400       $11.770
                                                       -------           -------           -------         -------       -------
Total return(e)                                          31.21%            17.91%            23.94%          (0.71)%       17.84%(f)
                                                         -----             -----             -----           -----         -----
RATIOS TO AVERAGE NET ASSETS
Expenses                                                  2.20%(b)          2.20%(b)          2.21%           2.24%         2.25%
Fees waived by the Adviser                                 ---               ---               ---             ---          0.01%
Net investment income                                    (0.10)%(b)         0.12%(b)          0.62%           0.44%         0.18%
Portfolio turnover                                         83%                89%               84%            117%           98%
Average Commission rate (g)                           $0.0370            $0.0461               ---             ---           ---
Net assets at end of period (000)                    $411,670           $306,718          $218,201        $150,121       $89,737

                                                                 Class C(c)
                                                ---------------------------------------------
                                                             Year ended June 30
                                                ---------------------------------------------
                                                     1997             1996             1995
                                                     ----             ----             ----
Net asset value - Beginning of period                $14.410          $13.240          $11.460
                                                     -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             (0.015)           0.016            0.074
Net realized and unrealized gain (loss) (a)            4.295            2.268            2.534
                                                       -----            -----            -----
    Total from Investment Operations                   4.280            2.284            2.608
                                                       -----            -----            -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               ---           (0.029)          (0.093)
From net realized gains                               (1.250)          (1.085)          (0.735)
                                                      ------           ------           ------
   Total Distributions Declared
      to Shareholders                                 (1.250)          (1.114)          (0.828)
                                                      ------           ------           ------
Net asset value - End of period                      $17.440          $14.410          $13.240
                                                     -------          -------          -------
Total return(e)                                        31.24%           17.84%           24.01%
                                                       -----            -----            -----
RATIOS TO AVERAGE NET ASSETS
Expenses                                                2.20%(b)         2.20%(b)         2.21%
Fees waived by the Adviser                               ---              ---              ---
Net investment income                                  (0.10)%(b)        0.12%(b)         0.62%
Portfolio turnover                                        83%              89%              84%
Average Commission rate (g)                          $0.0370          $0.0461              ---
Net assets at end of period (000)                    $11,553           $8,458           $3,028

---------------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(c) Class C shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(d) Net of fees and expenses waived or borne by the Adviser which amounted to $0.001.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term growth and income.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund normally invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Up to 10% of total assets may be invested in sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities (ADRs)). Up to 10% of total assets may be invested in any combination of (i) convertible debt securities (i.e., debt securities that are convertible into common stock at the holder's option), (ii) other corporate debt securities rated investment grade by at least two nationally recognized rating agencies, and (iii) debt securities issued or guaranteed by the U.S. government or its agencies. Such investments will be made when the Adviser believes equity values are high relative to debt securities. The Fund will not concentrate more than 25% of its total assets in any one industry.

Equity Securities Generally. Equity securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored ADRs. The Fund will purchase equity securities that the Adviser believes have superior earnings and value characteristics selected from a universe which meets certain guidelines for liquidity and available investment information. Quantitative standards, designed to identify above average intrinsic value relative to price and favorable earnings trends, are used as the core of the process. Fundamental company analysis is then used to select securities.

Debt Securities Generally. The Fund may invest in investment grade corporate debt securities and debt securities issued or guaranteed by the U.S. government or its agencies. The market values of U.S. government securities and corporate debt securities generally will fluctuate inversely with changes in interest rates.

U.S. Government Securities. U.S. government securities in which a Fund may invest consist of (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by U.S. government agencies and instrumentalities (agencies) which are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency or (d) the credit of the agency. Agency securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs," "collateralized mortgage obligations" (CMOs), and "real estate mortgage investment conduits" (REMICs).

Mortgage-Backed Securities. Mortgage-backed securities, including CMOs and REMICs, evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Fund will not invest in the Residual class. Principal on mortgage-backed securities, CMOs or REMICs, may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's maturity) and decrease as interest rates rise (effectively lengthening the security's maturity). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. The Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Foreign Investments. Investments in sponsored and unsponsored ADRs have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of such securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with such securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. See "Foreign Securities" in the Statement of Additional Information for more information about investments in ADRs.

Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

Securities Loans. The Fund may lend securities to certain institutions (that the Adviser considers qualified) to increase income. The loans will not exceed 30% of total assets. Securities lending involves the risk of loss to the Fund if the borrower defaults. The Fund will place cash or liquid securities having a value at least equal to the amount of collateral received on the loan in a segregated account with its custodian.

Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.

Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective or investment policies, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objective or investment policies. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent twelve months' distributions by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.

Liberty Financial Investments, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc., which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund pays the Adviser 0.80% of the Fund's average daily net assets.

Mark Stoeckle, Vice President of the Adviser, has managed or co-managed the Fund since November 1996. Prior to joining the Adviser in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co. Inc.

The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses. Commencing in October 1997, the fee for such transfer agency and shareholder services began to be reduced through twelve successive monthly reductions. After such reductions, the fee will be 0.236% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other mutual funds advised by the Adviser and its affiliates, Stein Roe & Farnham Incorporated and Newport Fund Management, Inc.) in selecting broker-dealers for portfolio security transactions.

The Adviser may use the services of AlphaTrade Inc., its registered broker-dealer subsidiary, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Trustees under Investment Company Act Rule 17e-1.

HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income at least semiannually, and any net realized gain at least annually.

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

The Fund also offers Class Z shares, which are offered through a separate Prospectus only to (i) certain institutions (including certain insurance companies and banks investing for their own account, trusts, endowment funds, foundations and investment companies) and defined benefit retirement plans investing a minimum of $5 million in the Fund and (ii) the Adviser and its affiliates.

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:


                                   Initial Sales Charge
                           --------------------------------------
                                                       Retained
                                                     by Financial
                                                       Service
                                   as % of              Firm
                           ------------------------    as % of
                           Amount       Offering      Offering
 Amount Purchased          Invested     Price          Price

 Less than $50,000            6.10%       5.75%        5.00%
 $50,000 to less than
     $100,000                 4.71%       4.50%        3.75%
 $100,000 to less
     than $250,000            3.63%       3.50%        2.75%
 $250,000 to less
     than $500,000            2.56%       2.50%        2.00%
 $500,000 to less
     than $1,000,000          2.04%       2.00%        1.75%
 $1,000,000 or
     more                     0.00%       0.00%        0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                           Commission

First $3,000,000                              1.00%
Next $2,000,000                               0.50%
Over $5,000,000                               0.25%(1)

(1)  Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that caused the account's value to exceed $1 million will be subject to a 1.00% contingent deferred sales charge payable to the Distributor, if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

                                    Contingent Deferred
      Years After Purchase              Sales Charge

               0-1                        5.00%
               1-2                        4.00%
               2-3                        3.00%
               3-4                        3.00%
               4-5                        2.00%
               5-6                        1.00%
           More than 6                    0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.

The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually, commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Except as described below with respect to money market funds, Fund shares may be exchanged at net asset value for shares of other mutual funds distributed by the Distributor, including mutual funds advised by the Adviser and its affiliates, Stein Roe & Farnham Incorporated and Newport Fund Management, Inc. Generally, such exchanges must be between the same classes of shares. Consult your financial service firm or the Transfer Agent for information regarding what funds are available. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if the Adviser determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the Fund's investments in accordance with its investment objective or otherwise harm the Fund or its remaining shareholders.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund A to Fund B and back to Fund A would be permitted only once during each three-month period.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLAN

Under a 12b-1 Plan, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to its Class A, Class B and Class C shares. The 12b-1 Plan also requires the Fund to pay the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. Because the Class B and Class C shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1991. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA 02111-2621

Distributor
Liberty Financial Investments, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:

Printed in U.S.A.

October 27, 1997; Revised March 1, 1998


COLONIAL U.S. STOCK FUND

PROSPECTUS


Colonial U.S. Stock Fund seeks long-term growth and income.

For more detailed information about the Fund, call the Adviser at 1-800-426-3750 for the October 27, 1997 Statement of Additional Information.
















----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

October 27, 1997; Revised March 1, 1998                     SF-01/837E-0298



COLONIAL U.S. STOCK FUND

CLASS Z SHARES


PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial U.S. Stock Fund (Fund), a diversified portfolio of Colonial Trust VI (Trust), an open-end management investment company, seeks long-term growth and income.

The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in Class Z shares of the Fund. Read it carefully and retain it for future reference.

Class Z shares may be purchased only by (i) certain institutions (including certain insurance companies and banks investing for their own account, trusts, endowment funds, foundations and investment companies) and defined benefit retirement plans investing a minimum of $5 million in the Fund and (ii) the Adviser and its affiliates.

More detailed information about the Fund is in the October 27, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


Contents                                               Page
Summary of Expenses                                      2
The Fund's Financial History                             3
The Fund's Investment Objective                          5
How the Fund Pursues its Objective and
  Certain Risk Factors                                   5
How the Fund Measures its Performance                    7
How the Fund is Managed                                  7
How the Fund Values its Shares                           8
Distributions and Taxes                                  8
How to Buy Shares                                        8
How to Sell Shares                                       9
How to Exchange Shares                                  10
Telephone Transactions                                  10
Organization and History                                10


----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in Class Z shares of the Fund. See "How the Fund is Managed" for a more complete description of the Fund's various costs and expenses.


Shareholder Transaction Expenses(1)(2)


Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)   0.00%
Maximum Contingent Deferred Sales Charge (as a % of offering price)             0.00%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.


Annual Operating Expenses (as a % of average net assets)


Management fee                             0.80%
12b-1 fee                                  0.00
Other expenses                             0.40
                                           ----
Total operating expenses                   1.20%
                                           ====

Total expenses, excluding brokerage, interest, taxes and extraordinary expenses, are, until further notice, voluntarily limited by the Adviser to 1.25% of average net assets.


Example
The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in Class Z shares of the Fund for the periods specified, assuming a 5% annual return with or without redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


Period:
1 year                         $ 12
3 years                          38
5 years                          66
10 years                        145

THE FUND'S FINANCIAL HISTORY (a)
The following financial highlights for a share outstanding throughout each year have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1997 Annual Report and is incorporated by reference into the Statement of Additional Information. The following data reflects, in part, performance of the Fund while its portfolio was being managed by a former sub-adviser, using different investment policies that are now in effect, whose services were terminated on November 15, 1996. The results shown do not necessarily represent the results that would have been achieved under the Fund's current investment approach. The information presented is for other classes of shares offered by the Fund. As of June 30, 1997, no Class Z shares had been issued.

                                                                                     Class A
                                                ------------------------------------------------------------------------------------
                                                                                Year ended June 30
                                                ------------------------------------------------------------------------------------
                                                  1997                1996                1995             1994           1993(g)
                                                  ----                ----                ----             ----           -------
Net asset value - Beginning of period              $14.470             $13.260             $11.460         $11.820        $10.000
                                                   -------             -------             -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                            0.099               0.121               0.165           0.142          0.103(e)
Net realized and unrealized gain (loss)(a)           4.314               2.292               2.530          (0.119)         1.784
                                                     -----               -----               -----          ------          -----
    Total from Investment Operations                 4.413               2.413               2.695           0.023          1.887
                                                     -----               -----               -----           -----          -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.072)             (0.118)             (0.160)         (0.138)        (0.067)
In excess of net investment income                  (0.011)                 --                  --              --             --
From net realized gains                             (1.250)             (1.085)             (0.735)         (0.245)            --
                                                    ------              ------              ------          ------
   Total Distributions Declared
      to Shareholders                               (1.333)             (1.203)             (0.895)         (0.383)        (0.067)
                                                    ------              ------              ------          ------         ------
Net asset value - End of period                    $17.550             $14.470             $13.260         $11.460        $11.820
                                                   -------             -------             -------         -------        -------
Total return(b)                                     32.13%              18.85%              24.84%           0.05%         18.90%(f)
                                                    -----               -----               -----            ----          -----
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.45%(c)            1.45%(c)            1.46%           1.49%          1.50%
Fees waived by the Adviser                             --                  --                  --              --           0.01%
Net investment income                                0.65%(c)            0.87%(c)            1.37%           1.19%          0.93%
Portfolio turnover                                     83%                 89%                 84%            117%            98%
Average commission rate (d)                        $0.0370             $0.0461                 --              --             --
Net assets at end of period (000)                 $215,680            $168,554            $124,171         $97,180        $44,009

---------------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.
(e) Net of fees and expenses waived or borne by the Adviser which amounted to $0.001.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  The Fund commenced investment operations on July 1, 1992.

                                                                                      Class B
                                                ------------------------------------------------------------------------------------
                                                                                  Year ended June 30
                                                ------------------------------------------------------------------------------------
                                                     1997               1996              1995            1994           1993
                                                     ----               ----              ----            ----           ----
Net asset value - Beginning of period                  $14.360           $13.180           $11.400         $11.770       $10.000
                                                       -------           -------           -------         -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                               (0.015)            0.017             0.075           0.053         0.020(d)
Net realized and unrealized gain (loss) (a)              4.275             2.265             2.513          (0.122)        1.763
                                                         -----             -----             -----          ------         -----
    Total from Investment Operations                     4.260             2.282             2.588          (0.069)        1.783
                                                         -----             -----             -----          ------         -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 ---            (0.017)           (0.073)         (0.056)       (0.013)
From net realized gains                                 (1.250)           (1.085)           (0.735)         (0.245)          ---
                                                        ------            ------            ------          ------         -----
   Total Distributions Declared
      to Shareholders                                   (1.250)           (1.102)           (0.808)         (0.301)       (0.013)
                                                        ------            ------            ------          ------        ------
Net asset value - End of period                        $17.370           $14.360           $13.180         $11.400       $11.770
                                                       -------           -------           -------         -------       -------
Total return(e)                                          31.21%            17.91%            23.94%          (0.71)%       17.84%(f)
                                                         -----             -----             -----           -----         -----
RATIOS TO AVERAGE NET ASSETS
Expenses                                                  2.20%(b)          2.20%(b)          2.21%           2.24%         2.25%
Fees waived by the Adviser                                 ---               ---               ---             ---          0.01%
Net investment income                                   (0.10)%(b)          0.12%(b)          0.62%           0.44%         0.18%
Portfolio turnover                                         83%                89%               84%            117%           98%
Average Commission rate (g)                           $0.0370            $0.0461               ---             ---           ---
Net assets at end of period (000)                    $411,670           $306,718          $218,201        $150,121       $89,737

                                                                 Class C(c)
                                                ---------------------------------------------
                                                             Year ended June 30
                                                ---------------------------------------------
                                                     1997             1996             1995
                                                     ----             ----             ----
Net asset value - Beginning of period                $14.410          $13.240          $11.460
                                                     -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             (0.015)           0.016            0.074
Net realized and unrealized gain (loss) (a)            4.295            2.268            2.534
                                                       -----            -----            -----
    Total from Investment Operations                   4.280            2.284            2.608
                                                       -----            -----            -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               ---           (0.029)          (0.093)
From net realized gains                               (1.250)          (1.085)          (0.735)
                                                      ------           ------           ------
   Total Distributions Declared
      to Shareholders                                 (1.250)          (1.114)          (0.828)
                                                      ------           ------           ------
Net asset value - End of period                      $17.440          $14.410          $13.240
                                                     -------          -------          -------
Total return(e)                                        31.24%           17.84%           24.01%
                                                       -----            -----            -----
RATIOS TO AVERAGE NET ASSETS
Expenses                                                2.20%(b)         2.20%(b)         2.21%
Fees waived by the Adviser                               ---              ---              ---
Net investment income                                  (0.10)%(b)        0.12%(b)         0.62%
Portfolio turnover                                        83%              89%              84%
Average Commission rate (g)                          $0.0370          $0.0461              ---
Net assets at end of period (000)                    $11,553           $8,458           $3,028

---------------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(c) Class C shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(d) Net of fees and expenses waived or borne by the Adviser which amounted to $0.001.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term growth and income.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund normally invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalization at the time of purchase in excess of $3 billion. Up to 35% of total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Up to 10% of total assets may be invested in sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities (ADRs)). Up to 10% of total assets may be invested in any combination of (i) convertible debt securities (i.e., debt securities that are convertible into common stock at the holder's option), (ii) other corporate debt securities rated investment grade by at least two nationally recognized rating agencies, and (iii) debt securities issued or guaranteed by the U.S. government or its agencies. Such investments will be made when the Adviser believes equity values are high relative to debt securities. The Fund will not concentrate more than 25% of its total assets in any one industry.

Equity Securities Generally. Equity securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored ADRs. The Fund will purchase equity securities that the Adviser believes have superior earnings and value characteristics selected from a universe which meets certain guidelines for liquidity and available investment information. Quantitative standards, designed to identify above average intrinsic value relative to price and favorable earnings trends, are used as the core of the process. Fundamental company analysis is then used to select securities.

Debt Securities Generally. The Fund may invest in investment grade corporate debt securities and debt securities issued or guaranteed by the U.S. government or its agencies. The market values of U.S. government securities and corporate debt securities generally will fluctuate inversely with changes in interest rates.

U.S. Government Securities. U.S. government securities in which a Fund may invest consist of (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by U.S. government agencies and instrumentalities (agencies) which are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency or (d) the credit of the agency. Agency securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs," "collateralized mortgage obligations" (CMOs), and "real estate mortgage investment conduits" (REMICs).

Mortgage-Backed Securities. Mortgage-backed securities, including CMOs and REMICs, evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Fund will not invest in the Residual class. Principal on mortgage-backed securities, CMOs or REMICs, may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's maturity) and decrease as interest rates rise (effectively lengthening the security's maturity). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. The Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Foreign Investments. Investments in sponsored and unsponsored ADRs have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of such securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with such securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. See "Foreign Securities" in the Statement of Additional Information for more information about investments in ADRs.

Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

Securities Loans. The Fund may lend securities to certain institutions (that the Adviser considers qualified) to increase income. The loans will not exceed 30% of the Fund's total assets. Securities lending involves the risk of loss to the Fund if the borrower defaults. The Fund will place cash or liquid securities having a value at least equal to the amount of collateral received on the loan in a segregated account with its custodian.

Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.

Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective or investment policies, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions. Other total returns differ from the average annual total return only in that they may relate to different time periods and may represent aggregate as opposed to average annual total returns.

Yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Distribution rate is calculated by dividing the most recent twelve months' distributions by the net asset value at the end of the period. Performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.

Liberty Financial Investments, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc., which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund pays the Adviser 0.80% of the Fund's average daily net assets.

Mark Stoeckle, Vice President of the Adviser, has managed or co-managed the Fund since November 1996. Prior to joining the Adviser in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co. Inc.

The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses. Commencing in October 1997, the fee for such transfer agency and shareholder services began to be reduced through twelve successive monthly reductions, the fee will be 0.236% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other mutual funds advised by the Adviser and its affiliates, Stein Roe & Farnham Incorporated and Newport Fund Management, Inc.) in selecting broker-dealers for portfolio security transactions.

The Adviser may use the services of AlphaTrade Inc., its registered broker-dealer subsidiary, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Trustees under Investment Company Act Rule 17e-1.

HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value attributable to Class Z shares by the number of Class Z shares outstanding. Shares of the Fund are valued as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income at least semiannually and any net realized gain, at least annually.

Distributions are invested in additional Class Z shares at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional Class Z shares at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Class Z shares are offered continuously at net asset value without a sales charge. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value.

Certificates will not be issued for Class Z shares. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

Other Classes of Shares. In addition to Class Z shares, the Fund offers three other classes of shares, Classes A, B and C, through a separate Prospectus.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. In general, anyone eligible to purchase Class Z shares, which do not bear 12b-1 fees or contingent deferred sales charges, should do so in preference over other classes.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other Colonial funds. See the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Class Z shares may be exchanged at net asset value into the Class A shares of any other Colonial fund. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if it is determined by the Adviser, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the Fund's investments in accordance with its investment objective or otherwise harm the Fund or its remaining shareholders.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1991. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                      [This Page Intentionally Left Blank]

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA 02111-2621

Distributor
Liberty Financial Investments, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:

Printed in U.S.A.



October 27, 1997; Revised March 1, 1998


COLONIAL U.S. STOCK FUND

CLASS Z SHARES

PROSPECTUS


Colonial U.S. Stock Fund seeks long-term growth and income.

For more detailed information about the Fund, call the Adviser at 1-800-426-3750 for the October 27, 1997 Statement of Additional Information.
















----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------